Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nomura Commercial Asset Depositor Company LLC (the “Depositor”)

NWL Company, LLC

Nomura Securities International, Inc.

(collectively, the “Specified Parties”)

Re:	RISE Trust 2026-MF (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2026-MF (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 8 October 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter or on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 October 2026

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related fixed rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 16 October 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term and
ii.	Fully Extended Mortgage Loan Term

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period option(s), and the Depositor instructed us to assume that Mezzanine Loan is also interest-only for its entire term, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term and
ii.	Remaining Mortgage Loan Amortization Term

of the Mortgage Loan and Mezzanine Loan,

b.	Use the “Original Mortgage Loan Term,” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”) and
d.	Use the “Mezzanine Loan Initial Funded Balance,” as shown on the Final Data File, for the principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mezzanine Loan Initial Funded Balance and
b.	Future Funding Available (Mezz Only),

as shown on the Final Data File, we recalculated the “Fully Funded Mezzanine”

of the Mezzanine Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The Depositor instructed us to assume that the Mezzanine Loan is interest-only for its entire term, including during any extension period option(s). Based on this information, the Depositor instructed us to use the “Fully Funded Mezzanine,” as shown on the Final Data File, for the principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Maturity Balance”).

Attachment A Page 4 of 9

10.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mezzanine Loan Initial Funded Balance,
c.	Cut-off Date Mortgage Loan Balance,
d.	Mezzanine Loan Cut-off Date Balance,
e.	Mortgage Loan Spread and
f.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Initial Funded Balance,
ii.	Total Debt Cut-off Date Balance and
iii.	Total Debt Spread

of the Total Debt associated with the Mortgage Loan and with respect to i. and ii. above, the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Balance at Maturity,
b.	Mezzanine Loan Maturity Balance and
c.	Future Funding Available (Mezz Only),

as shown on the Final Data File, we recalculated the “Total Debt Maturity Balance” of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Spread,
b.	Mortgage Loan SOFR Floor,
c.	Mortgage Loan SOFR Rounding Methodology,
d.	Mortgage Loan SOFR Cap Strike Rate,
e.	Mezzanine Loan Spread and
f.	Mezzanine Loan Index Rate,

as shown on the Final Data File, and a SOFR assumption of 3.90000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mortgage Loan Interest Rate At Cap and
iii.	Mezzanine Loan Interest Rate

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

13.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mezzanine Loan Initial Funded Balance,
c.	Mortgage Loan Interest Rate,
d.	Mortgage Loan Interest Rate At Cap and
e.	Mezzanine Loan Interest Rate,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Interest Rate and
ii.	Total Debt Interest Rate at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate At Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service,
ii.	Mortgage Loan Monthly Debt Service,
iii.	Mortgage Loan Annual Debt Service At SOFR Cap and
iv.	Mortgage Loan Monthly Debt Service At SOFR Cap

of the Mortgage Loan. We compared the recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service At SOFR Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate At Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service At SOFR Cap” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service At SOFR Cap,” as shown on the Final Data File.

Attachment A Page 6 of 9

15.	Using the:
a.	Mezzanine Loan Initial Funded Balance,
b.	Mezzanine Loan Interest Rate and
c.	Mezzanine Loan Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Annual IO Debt Service and
ii.	Mezzanine Loan Monthly IO Payment

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Debt Service” of the Mezzanine Loan as the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Initial Funded Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loan as 1/12th of the “Mezzanine Loan Annual IO Debt Service,” as shown on the Final Data File.

16.	Using the:
a.	Mortgage Loan Monthly Debt Service,
b.	Mezzanine Loan Monthly IO Payment,
c.	Mortgage Loan Annual Debt Service,
d.	Mezzanine Loan Annual IO Debt Service and
e.	Mortgage Loan Annual Debt Service At SOFR Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly IO Payment,
ii.	Total Debt Annual IO Debt Service and
iii.	Total Debt Annual IO Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9

17.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Mortgage Loan Balance at Maturity,
c.	TTM NOI,
d.	Underwritten NOI,
e.	Underwritten NCF,
f.	Mortgage Loan Annual Debt Service,
g.	Mortgage Loan Annual Debt Service At SOFR Cap,
h.	Appraised Value and
i.	Total Number of Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date As-Is LTV,
ii.	Mortgage Loan Maturity Date As-Is LTV,
iii.	Mortgage Loan TTM NOI Debt Yield,
iv.	Mortgage Loan Underwritten NOI Debt Yield,
v.	Mortgage Loan Underwritten NCF Debt Yield,
vi.	Mortgage Loan TTM NOI DSCR,
vii.	Mortgage Loan Underwritten NOI DSCR,
viii.	Mortgage Loan Underwritten NCF DSCR,
ix.	Mortgage Loan Underwritten NOI DSCR At SOFR Cap,
x.	Mortgage Loan Underwritten NCF DSCR At SOFR Cap,
xi.	Appraised Value per Unit,
xii.	Cut-off Date Mortgage Loan Balance Per Unit and
xiii.	% of Cut-off Date Mortgage Loan Balance

of the Mortgage Loan and, with respect to xi. through xiii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through v. and characteristic xiii. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vi. through xii. above to two decimal places.

Attachment A Page 8 of 9

18.	Using the:
a.	Total Debt Annual IO Debt Service,
b.	Total Debt Annual IO Debt Service at Cap,
c.	Total Debt Cut-off Date Balance,
d.	Total Debt Maturity Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraised Value and
h.	Total Number of Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Total Debt IO NOI DSCR,
ii.	Underwritten Total Debt IO NCF DSCR,
iii.	Underwritten Total Debt IO NOI DSCR At Cap,
iv.	Underwritten Total Debt IO NCF DSCR At Cap,
v.	Cut-off Date Total Debt LTV,
vi.	Maturity Date Total Debt LTV,
vii.	Underwritten Total Debt NOI Debt Yield,
viii.	Underwritten Total Debt NCF Debt Yield and
ix.	Total Debt Loan Per Unit

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

19.	Using the:
a.	Total Number of Units and
b.	Government Assisted Units,

as shown on the Final Data File, we recalculated the “Government Assisted % of Total Units” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Master + Primary Servicer Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

21.	Using the:
a.	Total Admin Fee Rate and
b.	Mortgage Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	6 October 2026

Allocated Loan Amount Schedule	Not Dated

Guaranty Agreement (see Note 1)	25 September 2026

Environmental Indemnity Agreement (see Note 1)	25 September 2026

Non-Consolidation Opinion (see Note 1)	5 October 2026

Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	2 October 2026

Appraisal Reports	Various

Engineering Reports	Various

Phase I Environmental Reports	Various

Capital Expenditure Report	Not Dated

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 September 2026

Management Agreement Documents	Various

Third Party Market Reports	Various

Subsidized Housing Summary	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address	Appraisal Report
Property City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Capital Expenditure Report
Property Manager	Mortgage Loan Agreement
Total Number of Units	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll
Most Recent Occupancy %	Underwritten Rent Roll
Government Assisted Units	Subsidized Housing Summary

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report or Portfolio Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report or Portfolio Appraisal Report
Appraisal Cap Rate	Appraisal Report or Portfolio Appraisal Report
Appraisal Firm	Appraisal Report or Portfolio Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Material Recognized Environmental Concern	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A Page 2 of 5

Underwriting Information:

Characteristic	Source Document(s)

2024 Effective Gross Income	Underwriter’s Summary Report
2024 Expenses	Underwriter’s Summary Report
2024 NOI	Underwriter’s Summary Report
2025 Effective Gross Income	Underwriter’s Summary Report
2025 Expenses	Underwriter’s Summary Report
2025 NOI	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
Underwritten Base Rent	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserves	Underwriter’s Summary Report
Underwritten TI/LC	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Monthly Tax Reserve	Mortgage Loan Agreement
Tax Reserve Cap	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Monthly Insurance Reserve	Mortgage Loan Agreement
Insurance Reserve Cap	Mortgage Loan Agreement
Initial Replacement Reserves	Mortgage Loan Agreement
Monthly Replacement Reserves	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Initial Rollover Reserve	Mortgage Loan Agreement
Monthly Rollover Reserve	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement
Other Reserve Type	Mortgage Loan Agreement
Other Reserve Initial Deposit	Mortgage Loan Agreement
Other Reserve Monthly Deposit	Mortgage Loan Agreement
Other Reserve Cap	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 5

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Original Mortgage Loan Balance	Allocated Loan Amount Schedule
Mortgage Loan Originator	Mortgage Loan Agreement
Borrower Entities	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Payment Date	Mortgage Loan Agreement
Extension Options (Y/N)	Mortgage Loan Agreement
Extension Option Description	Mortgage Loan Agreement
Mortgage Loan SOFR Rounding Methodology	Mortgage Loan Agreement
Mortgage Loan SOFR Floor	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Late Fee	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Future Funding Provisions	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement
Cash Management Springing Conditions	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Letter of Credit	Mortgage Loan Agreement
Description of LOC	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Mezzanine Loan Initial Funded Balance	Allocated Loan Amount Schedule
Future Funding Available (Mezz Only)	Allocated Loan Amount Schedule

Exhibit 2 to Attachment A Page 4 of 5

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the:
a.	Appraised Value,
b.	Date of Appraisal (Valuation Date) and
c.	Appraisal Cap Rate

characteristics, the Depositor instructed us to use the appraised value, date and cap rate, respectively, as shown in the applicable Source Document(s), associated with the related “Appraisal Value Type,” as shown on the Preliminary Data File.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “Balloon Grace Period Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

5.	For the purpose of comparing the:
a.	Payment Date,
b.	Extension Options (Y/N),
c.	Extension Option Description,
d.	Payment Grace Period Event of Default,
e.	Payment Grace Period Late Fee,
f.	Balloon Grace Period Event of Default,
g.	Balloon Grace Period Late Fee,
h.	Interest Accrual Period Start and
i.	Interest Accrual Period End

characteristics, the Depositor instructed us to assume that the information on the Preliminary Data File is the same for both the Mortgage Loan and Mezzanine Loan.

Exhibit 2 to Attachment A Page 5 of 5

6.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) or manager(s) to deposit all rents collected into a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

8.	For the purpose of comparing the “Most Recent Occupancy %” characteristic, the Depositor instructed us to include “Non-Revenue Units” as vacant, as shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

ID
Loan/Property
Property Name
Loan Purpose
Sponsor
Appraisal Value Type
Phase II Date
Origination Date
Seismic Firm
Seismic Report Date
Seismic PML%
Deferred Maintenance Reserve Deposit Amount
Title Type
Ground Lease? (Y/N)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
First Payment Date
Initial Maturity Date
Fully Extended Maturity Date
Prepayment String
Mezzanine Loan Interest Accrual Method
Mezzanine Loan Amortization Type
Mezzanine Loan Type
Mortgage Loan SOFR Cap Strike Rate
Mortgage Loan Spread
Mortgage Loan SOFR Cap Provider
Mortgage Loan SOFR Cap Provider Rating (F/M/S)
Mortgage Loan SOFR Cap Expiration Date
Mezzanine Loan Origination Date
Mezzanine Loan Index
Mezzanine Loan Index Rate
Mezzanine Loan Spread
Master + Primary Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate

Exhibit 3 to Attachment A Page 2 of 2

Note:

1.	For the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

characteristics, the Depositor instructed us to assume that the information on the Final Data File is the same for both the Mortgage Loan and Mezzanine Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.